CONDENSED INTERIM COMBINED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash	$ 9,857,390	$ 9,729,546
Accounts receivable, net	1,591,806	703,706
Prepaid expenses and other current assets (including related party transactions of $298,520 and $0, see note 10)	5,424,280	1,002,117
Other receivables	5,710,714
Derivative asset		2,587,581
Total current assets	22,584,190	14,022,950
Property and equipment, net	117,975	22,319
Intangible assets	47,104,816	6,750,178
Goodwill	6,189,901
Right of use assets	2,294,862
Deferred tax asset	412,569
Other non-current assets	1,397,679	373,445
Total non-current assets	57,517,802	7,145,942
Total assets	80,101,992	21,168,892
Current liabilities
Accounts payable	23,035,142	8,061,598
Due to related party (refer to note 10)		1,639,418
Accrued expenses and other payables	15,680,098	9,513,932
Short term debt	28,745,993
Short term debt to related party (refer to note 10)		5,102,211
Short term convertible debt	111,837	10,288,123
Short term convertible debt to related party (refer to note 10)	108,047	95,309
Convertible promissory notes	538,524	6,428,825
Ordinary shares payable		1,206,609
Share-based payment liability	1,400,000	1,400,000
Advisors loans	3,865,447	12,812,366
Derivative liabilities	1,513,430	2,579,875
Deferred revenue	16,016,292	1,172,056
Lease liabilities, current portion	1,452,755
Income taxes payable	482,882
Other current liabilities	695,517	2,138,314
Total current liabilities	93,645,964	62,438,636
Non-current liabilities
Long term debt	121,140
Lease liabilities, non-current portion	610,146
Other non-current liabilities	14,561
Total non current liabilities	745,847
Total liabilities	94,391,811	62,438,636
Commitments and contingencies (refer to note 13)
Shareholders' deficit
Ordinary shares, Pound Sterling 0.0001 nominal value 259,066,638 shares issued and outstanding as of June 30, 2025; 209,080,491 shares issued and outstanding as of December 31, 2024; 341,476,136 and 256,365,817 shares authorized as of June 30, 2025 and December 31, 2024	33,394	26,919
Additional paid-in capital	302,123,036	216,879,496
Share subscription receivable	(2,108)	(80)
Accumulated deficit	(316,062,263)	(258,209,745)
Accumulated other comprehensive loss	(381,878)	33,666
Total stockholders' deficit	(14,289,819)	(41,269,744)
Total liabilities and stockholders' deficit	80,101,992	21,168,892
Related Party [Member]
Assets
Accounts receivable, net	$ 298,520	$ 0